Fair value of financial instruments - Fair value, assets and liabilities measured on recurring and nonrecurring basis (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Fair value, inputs, level 1 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Repurchase agreements at fair value	$ 0
Fair value, inputs, level 2 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Repurchase agreements at fair value	338,800
Fair value, inputs, level 3 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Repurchase agreements at fair value	0
Fair value measurements, recurring [Member] | Fair value, inputs, level 1 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Mortgage loans	0
Fair value measurements, recurring [Member] | Fair value, inputs, level 2 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Mortgage loans	0
Fair value measurements, recurring [Member] | Fair value, inputs, level 3 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Mortgage loans	641,903
Fair value measurements, nonrecurring [Member] | Fair value, inputs, level 1 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Transfer of mortgage loans to real estate owned	0
Fair value measurements, nonrecurring [Member] | Fair value, inputs, level 2 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Transfer of mortgage loans to real estate owned	0
Fair value measurements, nonrecurring [Member] | Fair value, inputs, level 3 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Transfer of mortgage loans to real estate owned	$ 10,598